EVENTS SUBSEQUENT TO DECEMBER 31, 2017 (Details)			1 Months Ended	12 Months Ended
	Jan. 24, 2018 USD ($) Options Y shares	Jan. 23, 2018 USD ($)	Jan. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) Option	Dec. 31, 2016 USD ($) Option	Nov. 30, 2017 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares						4,090,909
Number of options, granted | Option				7,235,000	2,240,000
Weighted average of exercise price, granted				$ 1.05	$ 1.33
Fair value of options on date of grant in U.S. $ thousands				$ 3,499,000	$ 1,230,000
Ordinary share options | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares			710,000
Proceeds from exercise of options			$ 400,000
Stock Options | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Options granted | shares	2,844,210
Weighted average of exercise price, granted	$ 0.75	$ 0.5
Expected useful life to exercise | Y	3
Fair value of options on date of grant in U.S. $ thousands	$ 200,000
Stock Options | Chief Executive Officer | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of options, granted | Options	1,540,000
American Depository Shares | Stock Options | Employees | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of options, granted | Options	165,000
Fair value of options on date of grant in U.S. $ thousands	$ 500,000